SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Payables and Accruals [Abstract]
Accrued interest		$ 205,741	$ 118,161
Accrued wages		214,683	485,647
Other expenses		947,943	520,034
Total accrued expenses	$ 1,205,065	$ 1,368,367	$ 1,123,842